================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2012

Check here if Amendment [_]; Amendment Number: _______________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 116 Radio Circle Drive,
         Suite 200
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

    /s/ Stephen E. Memishian         Mount Kisco, NY             11/13/12
------------------------------   -----------------------  ----------------------
            [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     28-___________________     ___________________________
     [Repeat as necessary.]

================================================================================

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   85

Form 13F Information Table Value Total:        3,723,049,000
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

    ITEM 1:         ITEM 2:      ITEM 3      ITEM 4:            ITEM 5:         ITEM 6:     ITEM 7:               ITEM 8:
                                                        ---------------------                         ---------------------------
                                                                                                        VOTING AUTHORITY (SHARES)
                   TITLE OF      CUSIP     FAIR MARKET    SHARES    SH/  PUT/ INVESTMENT   MANAGERS   ---------------------------
 NAME OF ISSUER     CLASS        NUMBER   VALUE (X1000) OR PRN AMT PRIN  CALL DISCRETION SEE INSTR. V  A) SOLE   B)SHARED  C)NONE
---------------- -------------  --------- ------------- ---------- ---- ----- ---------- ------------ ---------- --------- ------
Affiliated
Managers         Common Stocks  008252108       953.00      7,750    SH     0       SOLE                   1,740         0      0
Airgas           Common Stocks  009363102       770.00      9,360    SH     0       SOLE                   2,120         0      0
Allergan         Common Stocks  018490102   165,797.00  1,810,395    SH     0       SOLE               1,210,946   338,377      0
Apple            Common Stocks  037833100   421,283.00    631,510    SH     0       SOLE                 435,855   110,143      0
Aruba Networks   Common Stocks  043176106       907.00     40,350    SH     0       SOLE                   9,040         0      0
B/E Aerospace    Common Stocks  073302101       640.00     15,190    SH     0       SOLE                   3,420         0      0
Beijing
Enterprises      ADR            07725Q200       310.00      4,650    SH     0       SOLE                   4,650         0      0
Cardtronics      Common Stocks  14161H108       851.00     28,610    SH     0       SOLE                   6,435         0      0
Celgene          Common Stocks  151020104   235,588.00  3,083,611    SH     0       SOLE               2,166,869   505,241      0
Cognizant
Technology
Solutions        Common Stocks  192446102   101,123.00  1,446,880    SH     0       SOLE                 968,106   268,421      0
Danone S.A.      ADR            23636T100     4,087.00    331,497    SH     0       SOLE                 284,952    21,145      0
DaVita           Common Stocks  23918K108       963.00      9,290    SH     0       SOLE                   2,095         0      0
Discovery
Communications   Common Stocks  25470F104   127,132.00  2,133,075    SH     0       SOLE               1,471,291   342,823      0
Dollar General   Common Stocks  256677105   159,961.00  3,103,637    SH     0       SOLE               2,072,537   570,231      0
DSW              Common Stocks  23334L102       611.00      9,155    SH     0       SOLE                   2,045         0      0
Dunkin Brands
Group            Common Stocks  265504100       523.00     17,900    SH     0       SOLE                   4,010         0      0
eBay             Common Stocks  278642103   183,719.00  3,798,201    SH     0       SOLE               2,650,709   619,253      0
Ecolab           Common Stocks  278865100   114,568.00  1,767,743    SH     0       SOLE               1,182,506   330,502      0
Elizabeth Arden  Common Stocks  28660G106       325.00      6,880    SH     0       SOLE                   1,545         0      0
EMC              Common Stocks  268648102    91,475.00  3,354,380    SH     0       SOLE               2,244,804   625,325      0
Family Dollar
Stores           Common Stocks  307000109    74,420.00  1,122,472    SH     0       SOLE                 742,781   194,437      0
Foot Locker      Common Stocks  344849104       546.00     15,375    SH     0       SOLE                   3,425         0      0
General Electric Common Stocks  369604103   188,896.00  8,317,718    SH     0       SOLE               5,719,432 1,426,425      0
GNC Holdings     Common Stocks  36191G107     1,183.00     30,345    SH     0       SOLE                   6,815         0      0
Google           Common Stocks  38259P508   121,218.00    160,660    SH     0       SOLE                 108,237    29,306      0
Henry Schein     Common Stocks  806407102     1,051.00     13,265    SH     0       SOLE                   2,985         0      0
Hologic          Common Stocks  436440101     1,173.00     58,025    SH     0       SOLE                  13,010         0      0
Intercontinental
Exchange         Common Stocks  45865V100       435.00      3,260    SH     0       SOLE                     720         0      0
Intuitive
Surgical         Common Stocks  46120E602    81,239.00    163,909    SH     0       SOLE                 109,449    30,603      0
IPG Photonics    Common Stocks  44980X109     1,038.00     18,110    SH     0       SOLE                   4,060         0      0
iShares Russell
1000 Growth      ETF            464287614       303.00      4,547    SH     0       SOLE                       0     4,547      0
Keycorp          Common Stocks  493267108       842.00     96,355    SH     0       SOLE                  21,795         0      0
Kraft Foods
Group-W/I        Common Stocks  50076Q106       516.00     11,550    SH     0       SOLE                  11,550         0      0
Las Vegas
Sands            Common Stocks  517834107   134,555.00  2,901,783    SH     0       SOLE               1,917,781   532,486      0
Marsh &
McLennan         Common Stocks  571748102       903.00     26,600    SH     0       SOLE                  26,600         0      0
Monotype
Imaging          Common Stocks  61022P100       982.00     62,970    SH     0       SOLE                  14,205         0      0
Monsanto         Common Stocks  61166W101   190,465.00  2,092,560    SH     0       SOLE               1,440,705   357,783      0
National
Oilwell Varco    Common Stocks  637071101       893.00     11,150    SH     0       SOLE                  11,150         0      0
Nuance
Communications   Common Stocks  67020Y100       863.00     34,655    SH     0       SOLE                   7,790         0      0
O`Reilly
Automotive       Common Stocks  67103H107       547.00      6,540    SH     0       SOLE                   1,465         0      0
OpenTable        Common Stocks  68372A104       816.00     19,615    SH     0       SOLE                   4,395         0      0
Panera Bread
Company          Common Stocks  69840W108       629.00      3,678    SH     0       SOLE                     828         0      0
Penn National
Gaming           Common Stocks  707569109       856.00     19,850    SH     0       SOLE                   4,445         0      0
Pentair          Common Stocks  709631105       555.00     12,465    SH     0       SOLE                   2,790         0      0

Petroleum Geo
Services         ADR            716599105       642.00     38,800    SH     0       SOLE                   8,825         0      0
Philip Morris
International    Common Stocks  718172109   130,949.00  1,455,973    SH     0       SOLE                 979,031   274,499      0
Praxair          Common Stocks  74005P104    60,284.00    580,315    SH     0       SOLE                 386,612   108,507      0
Precision
Castparts        Common Stocks  740189105    83,937.00    513,877    SH     0       SOLE                 342,275    97,169      0
Procera
Networks         Common Stocks  74269U203       666.00     28,320    SH     0       SOLE                   6,375         0      0
Radware Ltd      Non-US Incorp.
                  Common Stock  M81873107       577.00     16,005    SH     0       SOLE                   3,590         0      0
Ross Stores      Common Stocks  778296103     8,074.00    125,000    SH     0       SOLE                 102,645         0      0
SABMiller        ADR            78572M105   104,844.00  2,386,917    SH     0       SOLE               1,584,446   462,363      0
Salix
Pharmaceuticals  Common Stocks  795435106     1,089.00     25,715    SH     0       SOLE                   5,770         0      0
Sally Beauty
Holdings         Common Stocks  79546E104       737.00     29,380    SH     0       SOLE                   6,600         0      0
SAP AG           ADR            803054204       473.00      6,630    SH     0       SOLE                   6,630         0      0
Schlumberger     Non-US Incorp.
                  Common Stock  806857108   132,410.00  1,830,639    SH     0       SOLE               1,220,457   345,561      0
Scripps
Networks         Common Stocks  811065101       970.00     15,845    SH     0       SOLE                   3,585         0      0
Shire            ADR            82481R106    85,318.00    961,864    SH     0       SOLE                 640,372   182,845      0
SodaStream       Non-US Incorp.
                  Common Stock  M9068E105       756.00     19,295    SH     0       SOLE                   4,310         0      0
Starbucks        Common Stocks  855244109    80,826.00  1,593,885    SH     0       SOLE               1,064,844   295,995      0
Steven Madden    Common Stocks  556269108       583.00     13,330    SH     0       SOLE                   2,980         0      0
Swatch Group     ADR            870123106       313.00     15,700    SH     0       SOLE                  15,700         0      0
Syntel           Common Stocks  87162H103       960.00     15,375    SH     0       SOLE                   3,455         0      0
Technology
Select
Sect SPDR        ETF            81369Y803       183.00      7,034    SH     0       SOLE                       0     7,034      0
Tencent
Holdings         ADR            88032Q109   118,387.00  3,474,692    SH     0       SOLE               2,282,128   653,204      0
The
Cheesecake
Factory          Common Stocks  163072101     1,014.00     28,350    SH     0       SOLE                   6,355         0      0
The Cooper
Companies        Common Stocks  216648402     1,006.00     10,645    SH     0       SOLE                   2,405         0      0
Time Warner      Common Stocks  887317303       401.00      8,850    SH     0       SOLE                   8,850         0      0
Time Warner
Cable            Common Stocks  88732J207     7,243.00     76,187    SH     0       SOLE                  53,287         0      0
Union Pacific    Common Stocks  907818108    75,970.00    640,020    SH     0       SOLE                 430,468   117,024      0
VeriFone
Systems          Common Stocks  92342Y109       577.00     20,735    SH     0       SOLE                   4,645         0      0
Visa             Common Stocks  92826C839   117,749.00    876,892    SH     0       SOLE                 588,049   162,758      0
Vitamin Shoppe   Common Stocks  92849E101       795.00     13,630    SH     0       SOLE                   3,065         0      0
W.W. Grainger    Common Stocks  384802104    55,341.00    265,590    SH     0       SOLE                 176,456    50,617      0
Waddell &
Reed
Financial        Common Stocks  930059100       751.00     22,910    SH     0       SOLE                   5,120         0      0
Walt Disney
Company          Common Stocks  254687106   104,685.00  2,002,382    SH     0       SOLE               1,337,336   374,802      0
Wright Express   Common Stocks  98233Q105       773.00     11,090    SH     0       SOLE                   2,510         0      0
Yum! Brands      Common Stocks  988498101   127,256.00  1,918,236    SH     0       SOLE               1,287,852   354,703      0

COLUMN TOTAL$                             3,723,049.00